SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
28.	SUBSEQUENT EVENTS

(a)	On January 2, 2015, the Company submitted an application to the Hong Kong Stock Exchange for the voluntary withdrawal of the listing of its ordinary shares on the Main Board of Hong Kong Stock Exchange (the “Proposed De-Listing”). The Proposed De-Listing is expected to take effect at 4:00 p.m. on Friday, July 3, 2015, subject to fulfillment of the conditions of (a) the approval from the Company’s shareholders; (b) the approval from the Listing Committee of the Hong Kong Stock Exchange; and (c) the Company having given its shareholders at least three months’ notice of the Proposed De-Listing commencing on the shareholders’ approval date. As of the date of this report, condition (a) has been satisfied.

(b)	On January 30, 2015, MCE Leisure applied to PAGCOR for the issuance of a regular casino license for City of Dreams Manila as the Licensees satisfied the Investment Commitment of $1,000,000 under the terms of the Provisional License.